Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (14.5%)
Walmart Inc.	14,443	1,555
McDonald's Corp.	7,031	1,365
Yum! Brands Inc.	14,662	1,309
Cable One Inc.	625	983
* Murphy USA Inc.	9,891	964
* AutoZone Inc.	916	946
* Liberty Media Corp-Liberty Braves Class C	26,772	696
Graham Holdings Co.	1,233	620
* Lindblad Expeditions Holdings Inc.	45,734	544
OneSpaWorld Holdings Ltd.	41,417	506
Dollar General Corp.	2,910	437
Service Corp. International	9,090	434
* Denny's Corp.	21,215	369
* Liberty Media Corp-Liberty SiriusXM	8,204	366
* Madison Square Garden Co.	1,328	356
* Liberty Media Corp-Liberty Braves Class A	11,616	302
* Bright Horizons Family Solutions Inc.	1,841	289
H&R Block Inc.	12,682	262
Target Corp.	2,361	243
Ruth's Hospitality Group Inc.	12,332	236
Winmark Corp.	1,074	215
Rent-A-Center Inc.	9,753	208
Amerco	579	187
* Daily Journal Corp.	677	169
National Presto Industries Inc.	2,052	161
Walt Disney Co.	1,359	160
* O'Reilly Automotive Inc.	360	133
Cracker Barrel Old Country Store Inc.	888	127
Carriage Services Inc. Class A	5,262	111
Emerald Holding Inc.	13,630	94
Haverty Furniture Cos. Inc.	5,441	92
TJX Cos. Inc.	1,500	90
* El Pollo Loco Holdings Inc.	4,541	59
Viad Corp.	1,014	51
* Dollar Tree Inc.	444	37
Omnicom Group Inc.	531	37
		14,713
Consumer Staples (9.5%)
Hershey Co.	9,423	1,357
Flowers Foods Inc.	46,628	1,004
Procter & Gamble Co.	6,553	742
* Sprouts Farmers Market Inc.	45,637	729
Lancaster Colony Corp.	4,303	622
Sysco Corp.	8,599	573

Weis Markets Inc.	14,652	546
Tootsie Roll Industries Inc.	16,038	514
McCormick & Co. Inc.	3,391	496
Hormel Foods Corp.	11,575	481
Universal Corp.	8,439	416
Church & Dwight Co. Inc.	5,606	390
* Keurig Dr Pepper Inc.	12,401	346
Colgate-Palmolive Co.	5,074	343
Coca-Cola Co.	4,928	264
J&J Snack Foods Corp.	1,043	168
Seaboard Corp.	49	167
Philip Morris International Inc.	1,997	163
Altria Group Inc.	3,737	151
John B Sanfilippo & Son Inc.	1,642	115
* Farmer Brothers Co.	5,181	64
		9,651
Energy (2.7%)
Kinder Morgan Inc.	41,652	799
* Par Pacific Holdings Inc.	44,005	730
Exxon Mobil Corp.	8,778	452
ONEOK Inc.	4,957	331
Chevron Corp.	2,820	263
Phillips 66	2,584	193
		2,768
Financial Services (30.5%)
TPG RE Finance Trust Inc.	79,702	1,532
Easterly Government Properties Inc.	56,197	1,336
Jack Henry & Associates Inc.	8,800	1,335
Equity Commonwealth	41,439	1,304
KKR Real Estate Finance Trust Inc.	64,789	1,273
TFS Financial Corp.	61,257	1,252
Public Storage	5,932	1,241
Blackstone Mortgage Trust Inc.	33,527	1,209
Extra Space Storage Inc.	11,922	1,197
Redwood Trust Inc.	64,407	1,100
Western Union Co.	48,593	1,088
White Mountains Insurance Group Ltd.	1,086	1,075
* Columbia Financial Inc.	65,609	1,018
Granite Point Mortgage Trust Inc.	51,756	850
Cass Information Systems Inc.	16,881	793
HarborOne Bancorp Inc.	65,134	651
Waterstone Financial Inc.	39,048	649
WP Carey Inc.	8,230	637
Broadridge Financial Solutions Inc.	6,029	629
AMERISAFE Inc.	9,423	614
Equity LifeStyle Properties Inc.	8,612	589
Sun Communities Inc.	3,816	583
AGNC Investment Corp.	33,414	569
Capitol Federal Financial Inc.	37,911	463
Mid-America Apartment Communities Inc.	3,563	461
United Fire Group Inc.	11,861	455
New York Mortgage Trust Inc.	76,981	439
Life Storage Inc.	3,751	405
Starwood Property Trust Inc.	17,865	396
Stewart Information Services Corp.	10,511	380
Annaly Capital Management Inc.	40,624	360

State Auto Financial Corp.	13,292	332
Equity Residential	4,173	313
Apollo Commercial Real Estate Finance Inc.	18,790	304
Ellington Financial Inc.	17,338	287
* Fiserv Inc.	2,588	283
Hanover Insurance Group Inc.	2,104	249
Alexander's Inc.	740	230
Northwest Bancshares Inc.	16,544	230
Exantas Capital Corp.	18,779	215
Cboe Global Markets Inc.	1,784	203
AG Mortgage Investment Trust Inc.	13,455	201
Fidelity National Information Services Inc.	1,418	198
Ares Commercial Real Estate Corp.	12,423	190
Cherry Hill Mortgage Investment Corp.	10,033	143
Provident Financial Services Inc.	7,117	142
EVERTEC Inc.	4,247	126
Gladstone Land Corp.	9,027	121
UDR Inc.	2,660	120
MFA Financial Inc.	16,369	118
Kearny Financial Corp.	9,357	102
HomeTrust Bancshares Inc.	3,990	95
PennyMac Mortgage Investment Trust	4,341	90
Aflac Inc.	1,940	83
* Spirit of Texas Bancshares Inc.	3,924	72
PCSB Financial Corp.	3,787	70
Two Harbors Investment Corp.	4,986	68
Level One Bancorp Inc.	2,764	67
Getty Realty Corp.	2,093	59
Washington REIT	2,128	57
Duke Realty Corp.	1,640	53
CorEnergy Infrastructure Trust Inc.	1,524	53
Visa Inc.	281	51
* International Money Express Inc.	4,510	43
Fidelity National Financial Inc.	1,023	40
Southern National Bancorp of Virginia Inc.	2,266	32
Dynex Capital Inc.	1,811	31
Bank of Princeton	1,003	27
FS Bancorp Inc.	519	25
		31,006
Health Care (8.9%)
Johnson & Johnson	10,548	1,418
Eli Lilly & Co.	11,162	1,408
Merck & Co. Inc.	13,544	1,037
Medtronic plc	10,271	1,034
National HealthCare Corp.	13,687	1,016
Pfizer Inc.	20,471	684
Quest Diagnostics Inc.	4,120	437
National Research Corp.	7,244	398
Zoetis Inc.	2,483	331
* Globus Medical Inc.	6,625	300
* Laboratory Corp. of America Holdings	1,005	176
Phibro Animal Health Corp.	6,763	171
Atrion Corp.	203	125
Universal Health Services Inc.	829	103
US Physical Therapy Inc.	882	92
* Anika Therapeutics Inc.	1,873	78
* Myriad Genetics Inc.	3,928	69

*,^	XBiotech Inc.	3,827	47
	Amgen Inc.	226	45
*	Providence Service Corp.	448	28
			8,997
Materials & Processing (4.3%)
	Newmont Corp.	38,124	1,701
	NewMarket Corp.	2,580	1,003
	Royal Gold Inc.	9,549	921
*	Novagold Resources Inc.	68,761	549
*	Lawson Products Inc.	3,526	141
*	Gibraltar Industries Inc.	1,572	80
			4,395
Producer Durables (8.2%)
	Republic Services Inc.	17,106	1,544
	Paychex Inc.	18,577	1,439
	Waste Management Inc.	6,363	705
	Accenture plc Class A	3,030	547
	MAXIMUS Inc.	8,256	520
	Hackett Group Inc.	32,413	499
	Lockheed Martin Corp.	1,307	484
	SFL Corp. Ltd.	33,802	410
	Genpact Ltd.	9,501	366
	Ennis Inc.	15,094	303
	Douglas Dynamics Inc.	6,852	298
*	ExlService Holdings Inc.	3,340	249
	AMETEK Inc.	2,299	198
	Kimball International Inc.	10,211	165
	Park Aerospace Corp.	11,363	158
*	OSI Systems Inc.	1,669	136
	Honeywell International Inc.	709	115
	Northrop Grumman Corp.	224	74
*	Casella Waste Systems Inc.	1,064	52
*	TopBuild Corp.	474	48
			8,310
Technology (10.8%)
*	Tyler Technologies Inc.	5,180	1,623
	Motorola Solutions Inc.	9,522	1,578
	Amdocs Ltd.	22,738	1,450
	Citrix Systems Inc.	13,887	1,436
*	Mitek Systems Inc.	81,310	708
*	Model N Inc.	23,728	688
*	MicroStrategy Inc.	4,534	613
	NIC Inc.	22,593	413
*	Agilysys Inc.	11,058	355
	L3Harris Technologies Inc.	1,788	354
	Microsoft Corp.	1,458	236
*	EchoStar Corp.	6,600	230
	Cognizant Technology Solutions Corp.	3,507	214
*	Black Knight Inc.	3,097	207
*	F5 Networks Inc.	1,411	169
	QAD Inc.	3,415	167
*	SVMK Inc.	6,887	126
	Juniper Networks Inc.	5,334	113
*	Loral Space & Communications Inc.	2,861	89
	CDK Global Inc.	946	44
*	DSP Group Inc.	3,187	43

NVE Corp.		530	33
AstroNova Inc.		2,016	22
			10,911
Utilities (9.7%)
Verizon Communications Inc.		27,649	1,498
Evergy Inc.		19,175	1,253
Duke Energy Corp.		12,218	1,120
SJW Group		14,477	886
American Water Works Co. Inc.		6,423	794
NextEra Energy Inc.		2,271	574
AT&T Inc.		12,575	443
WEC Energy Group Inc.		3,672	339
Southern Co.		5,195	314
Eversource Energy		3,530	305
Unitil Corp.		5,289	298
CMS Energy Corp.		4,870	294
American Electric Power Co. Inc.		3,271	292
American States Water Co.		2,753	211
Hawaiian Electric Industries Inc.		4,893	210
Xcel Energy Inc.		3,319	207
Avangrid Inc.		4,114	204
Exelon Corp.		3,742	161
ALLETE Inc.		1,949	134
Ameren Corp.		1,633	129
Public Service Enterprise Group Inc.		1,735	89
Consolidated Edison Inc.		749	59
			9,814
Total Common Stocks (Cost $102,731)			100,565
	Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1,2 Vanguard Market Liquidity Fund (Cost $877)	1.706%	8,773	877
Total Investments (99.9%) (Cost $103,608)			101,442
Other Asset and Liabilities-Net (0.1%)3			54
Net Assets (100%)			101,496

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $47,000 was received for securities on loan.
3 Cash of $30,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	2	295	(22)
Micro E-mini S&P 500 Index	March 2020	10	148	(11)
E-mini Russell 2000 Index	March 2020	1	74	(9)
				(42)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

U.S. Minimum Volatility ETF

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.